CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating expenses
Total operating expenses	¥ 746,716,443	¥ 897,573,320	¥ 467,924,938
Income before income tax	1,157,737,186	808,667,625	288,045,262
Net loss	860,908,711	532,672,757	235,441,839
Other comprehensive (losses) / income
Comprehensive income	860,811,637	¥ 529,872,608	¥ 39,983,249
Parent Company
Operating expenses
Administration Expense	(5,672)
Total operating expenses	(5,672)
Income before income tax	(5,672)
Net loss	(5,672)
Other comprehensive (losses) / income
Foreign currency translation adjustment	(2,125,479)
Comprehensive income	¥ (2,131,151)